SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Jul. 13, 2022	Aug. 01, 2022	Jul. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	May 07, 2021	Mar. 31, 2021	Mar. 22, 2021	Nov. 24, 2020	Nov. 17, 2020	Aug. 26, 2020
Convertible notes				$ 130,000	$ 250,000
Converted common shares			1,000	1,300,000
Convertible notes discount				25.00%
Price per share				$ 0.09	$ 0.12		$ 0.12	$ 0.12	$ 0.28	$ 0.015	$ 0.015	$ 0.049
Common stock issued			1,000,000
Warrants issued period				5 years
Exercise price		$ 0.09
Prepayment of note Payable		$ 100,000
Stock issued during period shares issued for services	457,143		457,143
Warrants granted to purchase common stock		25,000,000
Total face value				$ 5,850,000	$ 6,050,000	$ 167,550
Convertible notes payable issued October 27, 2021
Total face value		$ 6,050,000